CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Dec. 31, 2021	$ (1,935,268)	$ 1,716	$ 6,428,837	$ 88,443	$ (8,454,264)
Balance (in Shares) at Dec. 31, 2021		17,162,742
Capital contribution from pH Pharma Ltd .	1,363,974		1,363,974
Issuance of common stock	1,152,163	$ 13	1,152,150
Issuance of common stock, shares		132,302
Business Combination with Ignyte, net of transaction costs (Note 1)	128,161	$ 224	127,937
Business Combination with Ignyte, net of transaction costs (Note 1), shares		2,234,363
Issuance of PIPE Shares	4,025,000	$ 40	4,024,960
Issuance of PIPE Shares, shares		402,500
Issuance of common stock in settlement of 2022 Pre-Business Combination Convertible Notes and the Director Loan	3,419,712	$ 18	3,419,694
Issuance of common stock in settlement of 2022 Pre-Business Combination Convertible Notes and the Director Loan, shares		176,579
Issuance of common stock under White Lion Purchase Agreement	250,000	$ 5	249,995
Issuance of common stock under White Lion Purchase Agreement, shares		50,200
Repurchase and retirement of share under Forward Share Purchase Agreement	(3,802,623)	$ (38)			(3,802,585)
Repurchase and retirement of share under Forward Share Purchase Agreement, Shares		(375,939)
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note	0
Share-based compensation	452,046		452,046
Foreign currency translation	(58,925)			(58,925)
Net loss	(13,088,717)				(13,088,717)
Balance at Dec. 31, 2022	(8,094,477)	$ 1,978	17,219,593	29,518	(25,345,566)
Balance (in Shares) at Dec. 31, 2022		19,782,747
Issuance of common stock under White Lion Purchase Agreement as a financing fee	250,000	$ 41	249,959
Issuance of common stock under White Lion Purchase Agreement as a financing fee, shares		412,763
Share-based compensation	165,007		165,007
Foreign currency translation	71,576			71,576
Net loss	(6,766,834)				(6,766,834)
Balance at Mar. 31, 2023	(14,374,728)	$ 2,019	17,634,559	101,094	(32,112,400)
Balance (in Shares) at Mar. 31, 2023		20,195,510
Balance at Dec. 31, 2022	(8,094,477)	$ 1,978	17,219,593	29,518	(25,345,566)
Balance (in Shares) at Dec. 31, 2022		19,782,747
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note	211,643
Balance at Jun. 30, 2023	(19,319,248)	$ 2,086	18,623,833	111,460	(38,056,627)
Balance (in Shares) at Jun. 30, 2023		20,862,177
Balance at Dec. 31, 2022	(8,094,477)	$ 1,978	17,219,593	29,518	(25,345,566)
Balance (in Shares) at Dec. 31, 2022		19,782,747
Issuance of common stock under White Lion Purchase Agreement as a financing fee	250,000	$ 41	249,959
Issuance of common stock under White Lion Purchase Agreement as a financing fee, shares		412,763
Issuance of common stock under White Lion Purchase Agreement	105,317	$ 73	105,244
Issuance of common stock under White Lion Purchase Agreement, shares		729,000
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants	1,786,568	$ 171	1,786,397
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants, shares		1,708,333
Issuance of common stock upon exercise of PIPE Warrants	4,920	$ 49	4,871
Issuance of common stock upon exercise of PIPE Warrants, shares		492,045
Reclassification of April 2023 Convertible Note Warrants from Liability to Equity	65,469		65,469
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note	211,643		211,643
Share-based compensation	275,418		275,418
Foreign currency translation	64,110			64,110
Net loss	(12,825,917)				(12,825,917)
Balance at Dec. 31, 2023	(18,156,949)	$ 2,312	19,918,594	93,628	(38,171,483)
Balance (in Shares) at Dec. 31, 2023		23,124,888
Balance at Mar. 31, 2023	(14,374,728)	$ 2,019	17,634,559	101,094	(32,112,400)
Balance (in Shares) at Mar. 31, 2023		20,195,510
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants	644,261	$ 67	644,194
Issuance of common stock upon exercise of April 2023 Convertible Note Warrants, shares		666,667
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note	211,643		211,643
Share-based compensation	133,437		133,437
Foreign currency translation	10,366			10,366
Net loss	(5,944,227)				(5,944,227)
Balance at Jun. 30, 2023	(19,319,248)	$ 2,086	18,623,833	111,460	(38,056,627)
Balance (in Shares) at Jun. 30, 2023		20,862,177
Balance at Dec. 31, 2023	(18,156,949)	$ 2,312	19,918,594	93,628	(38,171,483)
Balance (in Shares) at Dec. 31, 2023		23,124,888
Share-based compensation	30,509		30,509
Foreign currency translation	32,586			32,586
Net loss	(2,434,701)				(2,434,701)
Balance at Mar. 31, 2024	(20,528,555)	$ 2,312	19,949,103	126,214	(40,606,184)
Balance (in Shares) at Mar. 31, 2024		23,124,888
Balance at Dec. 31, 2023	(18,156,949)	$ 2,312	19,918,594	93,628	(38,171,483)
Balance (in Shares) at Dec. 31, 2023		23,124,888
Capital Contribution from the Extinguishment of Ignyte Sponsor Promissory Note	0
Balance at Jun. 30, 2024	(22,590,702)	$ 2,312	19,949,103	141,934	(42,684,051)
Balance (in Shares) at Jun. 30, 2024		23,124,888
Balance at Mar. 31, 2024	(20,528,555)	$ 2,312	19,949,103	126,214	(40,606,184)
Balance (in Shares) at Mar. 31, 2024		23,124,888
Foreign currency translation	15,720			15,720
Net loss	(2,077,867)				(2,077,867)
Balance at Jun. 30, 2024	$ (22,590,702)	$ 2,312	$ 19,949,103	$ 141,934	$ (42,684,051)
Balance (in Shares) at Jun. 30, 2024		23,124,888